Changes in Accounting Policies - Additional Information (Detail) - SEK (kr) kr in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Future undiscounted operating lease payments obligations			kr 13,400
Lease liabilities	kr 10,400	kr 9,882
Advance payments in reduction of lease liabilities		300
IFRS 16 [member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average incremental borrowing rate applied to lease liabilities	5.40%
Larger real estate contracts, difference between assets value and related liabilities	kr (200)
Impairment of right-of-use assets		800
Periodization of lease costs		700
Financial sublease		kr 300
Percentage of increase in total asset value		3.00%
Transition to IFRS 16 [member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average incremental borrowing rate applied to lease liabilities	5.40%
Operating lease discount	kr 2,100
Low value lease agreement	900
Net impact of operating lease advance payments, lease term extensions and payments correction	kr 0